Fair values of financial assets and liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	£ 36,900	£ 32,364
Level 3 financial liabilities carried at fair value	10,417	9,562
Financial assets at fair value excluding derivatives	32,665	29,199
Financial liabilities at fair value through profit or loss	4,630	5,255
Financial assets at fair value through profit or loss	2,321	1,862
Amount contractually payable	9,863	10,433
Difference between balance sheet carrying value and amount contractually payable	5,232	5,178
Cumulative increase in fair value measurement, liabilities	(12)
(Losses) gains before tax	(78)	(234)	£ 519
Liabilities designated at fair value through profit or loss: debt securities in issue	4,630	5,255
Derivative financial instruments	4,235	3,165
Derivative financial instruments	£ (5,787)	(4,307)
Residential Mortgage Backed Securities1 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Debt term	2 years
Residential Mortgage Backed Securities1 | Top of range
Disclosure of detailed information about financial instruments [line items]
Debt term	5 years
Later than one year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	£ 4,147	4,721
Financial assets at fair value through profit or loss	1,714	1,511
Derivative financial instruments	3,097	2,072
Derivative financial instruments	£ (4,716)	£ (3,241)